INTANGIBLE - Intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE
Intangible assets	R$ 6,557,009	R$ 7,173,183	R$ 8,014,740
Non-compete agreement
INTANGIBLE
Intangible assets	R$ 4,818	5,128
Non-compete agreement, 5.00%
INTANGIBLE
Average rate %	5.00%
Ports concession
INTANGIBLE
Average rate %	4.30%
Intangible assets	R$ 537,179	554,832
Lease agreements
INTANGIBLE
Average rate %	16.90%
Intangible assets	R$ 6,875	14,374
Supplier agreements, 12.90%
INTANGIBLE
Average rate %	12.90%
Intangible assets	R$ 40,739	55,554
Supplier agreements, 17.64%
INTANGIBLE
Average rate %	17.60%
Intangible assets	R$ 10,861	21,427
Port service contracts
INTANGIBLE
Average rate %	4.20%
Intangible assets	R$ 549,821	579,289
Cultivars
INTANGIBLE
Average rate %	14.30%
Intangible assets	R$ 40,784	61,176
Trademarks and patents
INTANGIBLE
Average rate %	9.05%
Intangible assets	R$ 188,723	10,935
Customer-related intangible assets [member]
INTANGIBLE
Average rate %	9.10%
Intangible assets	R$ 4,925,879	5,746,860
Computer software [member]
INTANGIBLE
Average rate %	20.00%
Intangible assets	R$ 141,178	113,946
Others
INTANGIBLE
Average rate %	5.75%
Intangible assets	R$ 110,152	9,662
Cost
INTANGIBLE
Intangible assets	12,378,761	12,004,503
Amortization
INTANGIBLE
Intangible assets	R$ (5,821,752)	R$ (4,831,320)